                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

  PAR
AMOUNT
(000)    DESCRIPTION                                         COUPON   MATURITY       VALUE
------   -----------                                         ------   --------   ------------
         MUNICIPAL BONDS 152.1%
         OHIO 139.2%
$  400   Akron Bath Copley, OH Jt Twp Hosp Dist Rev Hosp
         Fac Summa Hosp Ser A                                5.375%   11/15/18   $    407,796
 1,650   Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)       5.250    12/01/17      1,759,065
 1,720   Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)       5.250    12/01/18      1,833,692
 1,000   Akron, OH Rev & Impt Var Purp (MBIA Insd)           5.250    12/01/19      1,066,100
 1,000   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
         Ser A Rfdg                                          7.125    11/15/33      1,081,930
 1,000   Avon Lake, OH City Sch Dist Cap Apprec (FGIC
         Insd)                                                    *   12/01/11        806,210
 1,000   Brookville, OH Loc Sch Dist (FSA Insd)              5.250    12/01/22      1,066,920
 3,000   Cincinnati, OH City Sch Dist Classroom Facs
         Constr & Impt (FSA Insd)                            5.000    12/01/26      3,104,940
 1,685   Cleveland, OH Arpt Sys Rev Ser A (FSA Insd)         5.000    01/01/31      1,713,274
   770   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev
         Port Cleveland Bd Fd Ser A (LOC: Fifth Third
         Bank)                                               6.250    05/15/16        819,234
   905   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev
         Port Cleveland Bd Fd Ser B (AMT) (a)                6.500    11/15/14        957,182
 1,750   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev
         Rita Proj (Radian Insd)                             5.000    11/15/19      1,812,930
 1,000   Cleveland-Cuyahoga Cnty, OH Port Auth Rev
         Student Hsg Euclid Ave Fenn Proj (AMBAC Insd)       5.000    08/01/28      1,031,070
 3,145   Columbus, OH Tax Increment Fin Rev Easton Proj
         (Prerefunded @ 06/01/09) (AMBAC Insd)               4.875    12/01/24      3,266,397
 1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah
         Pk Ctr Wiggins Proj                                 6.800    02/15/35      1,054,180
 1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj      7.500    01/01/30      1,101,170
 2,000   Dayton, OH Arpt Rev Ser C Rfdg (AMT) (Radian
         Insd)                                               5.350    12/01/32      2,052,140
 1,000   Dublin, OH City Sch Dist Constr & Impt              5.000    12/01/16      1,051,080
 1,500   Erie Cnty, OH Hosp Fac Rev Firelands Regl Med
         Ctr Proj A                                          5.000    08/15/36      1,521,135
 2,500   Erie Cnty, OH Hosp Fac Rev Firelands Regl Med
         Ctr Ser A                                           5.625    08/15/32      2,628,775
 1,000   Fairfield, OH City Sch Dist Cap Apprec Sch Impt
         & Rfdg (FGIC Insd)                                       *   12/01/12        773,000
 1,650   Field, OH Loc Sch Dist Sch Fac Constr & Impt
         (AMBAC Insd)                                        5.000    12/01/32      1,707,667
   500   Finneytown, OH Loc Sch Dist (FGIC Insd)             6.200    12/01/17        587,480
 1,000   Franklin Cnty, OH Hlthcare Fac Rev OH
         Presbyterian Ser A (Prerefunded @ 07/01/11)         7.125    07/01/29      1,145,210
 1,000   Franklin Cnty, OH Hosp Rev Impt The Childrens
         Hosp Proj Ser C (FGIC Insd)                         5.000    05/01/35      1,028,110
 1,000   Franklin Cnty, OH Rev Mtg Seton Square North
         Proj (FHA Gtd)                                      6.150    10/01/18      1,002,250
 1,455   Gallia Cnty, OH Loc Sch Dist Sch Impt (FSA Insd)    5.000    12/01/30      1,511,614
 2,555   Greene Cnty, OH Swr Sys Rev Govt Enterprise
         (Prerefunded @ 12/01/10) (AMBAC Insd)               5.625    12/01/25      2,762,849

 2,145   Groveport, OH Inc Tax Rcpt (MBIA Insd) (a)          5.000    12/01/20      2,237,256
 5,000   Hamilton Cnty, OH Sales Tax Sub Ser B Cap
         Apprec (AMBAC Insd)                                      *   12/01/23      2,238,700
 1,000   Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr
         Dist Ser B (MBIA Insd)                              5.000    12/01/30      1,038,090
 1,000   Harrison, OH Wastewtr Sys Impt & Rfdg (FSA
         Insd) (a)                                           5.250    11/01/20      1,071,110
 1,200   Heath, OH City Sch Dist Sch Impt Ser A
         (Prerefunded 12/01/10) (FGIC Insd)                  5.500    12/01/27      1,281,468
 2,000   Hilliard, OH Sch Dist Cap Apprec Sch Impt (FGIC
         Insd)                                                    *   12/01/18      1,155,220
 6,370   Jackson, OH Loc Dist Stark Constr & Impt (FGIC
         Insd)                                               5.000    12/01/30      6,575,815
 1,000   Lakota, OH Loc Sch Dist (AMBAC Insd)                7.000    12/01/09      1,098,740
   610   Licking Heights, OH Loc Sch Dist Cap Apprec Ser
         A (FGIC Insd)                                            *   12/01/15        410,914
   745   Licking Heights, OH Loc Sch Dist Cap Apprec Ser
         A (FGIC Insd)                                            *   12/01/17        453,914
 2,485   Little Miami, OH Loc Sch Dist Sch Impt (FSA
         Insd)                                               5.000    12/01/24      2,604,429
 1,250   London, OH City Sch Dist Sch Fac Constr & Impt
         (Prerefunded @ 12/01/11) (FGIC Insd)                5.500    12/01/16      1,351,525
 1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare Part
         Ser B (MBIA Insd)                                   5.625    09/01/15      1,036,000
 2,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare Part
         Ser S                                               5.375    10/01/30      2,081,720
 1,425   Lorain, OH Hosp Impt Rev Lakeland Cmnty Hosp
         Inc Proj (Escrowed to Maturity)                     6.500    11/15/12      1,459,457
 1,000   Lucas Cnty, OH Hlthcare Fac Rev Sunset
         Retirement Ser A Rfdg                               6.375    08/15/15      1,066,690
   695   Marysville, OH Exmp Vlg Sch Dist Cap Apprec Sch
         Impt (AMBAC Insd)                                        *   12/01/16        445,606
 1,590   Massillon, OH City Sch Dist Var Purp Impt (MBIA
         Insd)                                               5.250    12/01/17      1,695,099
 2,665   Medina Cnty, OH Lib Dist (FGIC Insd) (a)            5.250    12/01/20      2,855,334
 1,000   Miami Cnty, OH Hosp Fac Rev Upper Vy Med
         Ctr-Impt & Rfdg                                     5.250    05/15/26      1,035,140
 1,000   Miami Univ OH Gen Rcpt Rfdg (AMBAC Insd)            5.000    12/01/22      1,039,810
 1,000   Middleburg Heights, OH Southwest Genl Hlth Ctr
         (FSA Insd)                                          5.625    08/15/15      1,049,140
 2,000   Montgomery Cnty, OH Hosp Rev Grandview Hosp &
         Med Ctr Rfdg (Prerefunded @ 12/01/09)               5.600    12/01/11      2,102,960
 2,000   Montgomery Cnty, OH Rev Catholic Hlth
         Initiatives Ser A (Escrowed to Maturity)            6.000    12/01/26      2,163,840
   285   Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1
         (AMT) (GNMA Collateralized)                         5.250    09/01/30        288,471
 5,550   Ohio Hsg Fin Agy Single Family Mtg Rev
         (Escrowed to Maturity) (FGIC Insd)                       *   01/15/15      3,869,904
 1,000   Ohio Hsg Fin Agy Single Family Mtg Rev
         (Prerefunded @ 01/15/14) (FGIC Insd)                     *   01/15/15        661,710
 5,850   Ohio Hsg Fin Agy Single Family Mtg Rev
         (Prerefunded @ 07/15/14) (FGIC Insd)                     *   01/15/15      3,979,053
 1,000   Ohio Muni Elec Generation Agy Jt Venture 5 Ctf
         Ben Int (MBIA Insd)                                      *   02/15/30        325,170
   880   Ohio St Dept of Tran Ctf Part Panhandle Rail
         Line Proj (FSA Insd)                                6.500    04/15/12        881,892
 1,300   Ohio St Higher Ed Fac Commn Higher Ed Fac Univ
         Dayton Proj (AMBAC Insd)                            5.500    12/01/30      1,399,320
 1,400   Ohio St Higher Ed Fac Commn Higher Ed Fac
         Xavier Univ Proj (CIFG Insd)                        5.000    05/01/24      1,452,976

 2,000   Ohio St Higher Ed Fac Rev Otterbein College
         Proj (CIFG Insd)                                    5.000    12/01/35      2,066,940
 2,000   Ohio St Higher Edl Fac Rev Kenyon College Proj
         (b)                                                 5.000    07/01/41      2,023,620
 1,000   Ohio St Rev Major New St Infrastructure Ser 1       5.000    06/15/11      1,051,830
 2,000   Ohio St Univ Gen Rcpt Ser A                         5.000    12/01/26      2,057,240
 1,000   Ohio St Univ Gen Rcpt Ser A                         5.125    12/01/31      1,032,270
 1,300   Ohio St Wtr Dev Auth Rev Wtr Dev Fresh Wtr Impt
         (Prerefunded @ 06/01/12)                            5.375    12/01/21      1,404,390
 1,415   Ottawa & Glandorf, OH Loc Sch Fac Constr & Impt
         (MBIA Insd) (a)                                     5.375    12/01/18      1,519,965
 1,000   Painesville, OH Loc Sch Dist Sch Constr (MBIA
         Insd)                                               5.000    12/01/28      1,036,550
 1,000   Port Gtr Cincinnati OH Dev Auth Econ Dev Rev
         Sisters of Mercy Cincinnati                         5.000    10/01/25      1,016,440
 1,895   Sugarcreek, OH Loc Sch Dist Sch Impt & Rfdg
         (MBIA Insd)                                         5.250    12/01/27      1,996,364
 1,820   Summit Cnty, OH (a)                                 5.250    12/01/22      1,937,663
 1,395   Summit Cnty, OH                                     5.250    12/01/23      1,483,555
 1,000   Summit Cnty, OH Port Auth Bd Fd Prog Dev Rev
         Work Force Policy Brd Ser F                         4.875    11/15/25      1,000,310
 1,850   Tipp City, OH Exmp Vlg Sch Dist Sch Fac Constr
         & Impt (Prerefunded @ 06/01/11) (FGIC Insd) (a)     5.500    12/01/15      1,988,843
 3,475   Toledo, OH City Sch Dist Sch Facs Impt Ser B
         (FGIC Insd)                                         5.000    12/01/27      3,589,953
 1,040   Toledo, OH Sew Sys Rev (AMBAC Insd) (a)             5.000    11/15/24      1,077,170
 1,805   Toledo, OH Sew Sys Rev (AMBAC Insd)                 5.000    11/15/28      1,862,128
 1,500   Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub
         Impt Proj                                           5.375    12/01/35      1,571,640
 1,000   Toledo-Lucas Cnty, OH Port Auth Fac Cargill Inc
         Proj Ser A Rfdg                                     4.800    03/01/22        996,810
   500   Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd
         Fd Ser C (AMT)                                      5.125    11/15/25        503,265
 1,190   Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd
         Fd Ser D (AMT) (a)                                  6.900    11/15/20      1,295,208
 1,000   University Cincinnati OH Gen Ser A (FGIC Insd)      5.000    06/01/20      1,041,850
 2,300   University Cincinnati OH Gen Ser F                  5.375    06/01/16      2,442,439
 1,310   Vandalia, OH Rfdg (AMBAC Insd)                      5.250    12/01/21      1,405,800
 1,140   West Chester Twp OH Rfdg (AMBAC Insd)               5.000    12/01/20      1,188,963
 1,180   Worthington, OH City Sch Dist Rfdg (FGIC Insd)      6.000    06/01/10      1,272,819
                                                                                 ------------
                                                                                  132,923,898
                                                                                 ------------
         GUAM 4.3%
 2,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                5.125    10/01/29      2,066,840
 2,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                5.250    10/01/34      2,078,480
                                                                                 ------------
                                                                                    4,145,320
                                                                                 ------------
         PUERTO RICO 4.6%
 1,000   Childrens Tr Fd PR Tob Settlement Rev               5.500    05/15/39      1,027,060
 1,500   Childrens Tr Fd PR Tob Settlement Rev               5.625    05/15/43      1,543,845
 1,500   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
         Ser Y (FSA Insd)                                    6.250    07/01/21      1,820,475
                                                                                 ------------
                                                                                    4,391,380
                                                                                 ------------
         U. S. VIRGIN ISLANDS 4.0%
 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt
         Taxes Ln Nt Ser A                                   6.375    10/01/19      1,091,890
 1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt
         Taxes Ln Nt Ser A (c)                               6.500    10/01/24      1,632,930

 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt
         Taxes Ln Nt Ser A (ACA Insd)                        6.125    10/01/29      1,076,850
                                                                                 ------------
                                                                                    3,801,670
                                                                                 ------------
TOTAL LONG-TERM INVESTMENTS 152.1%
   (Cost $137,667,391)                                                            145,262,268
SHORT-TERM INVESTMENT 1.8%
   (Cost $1,700,000)                                                                1,700,000
                                                                                 ------------
TOTAL INVESTMENTS 153.9%
   (Cost $139,367,391)                                                            146,962,268
LIABILITIES IN EXCESS OF OTHER ASSETS (1.5%)                                       (1,440,972)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (52.4%)                        (50,040,955)
                                                                                 ------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                    $ 95,480,341
                                                                                 ============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b)  Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA  - American Capital Access

AMBAC - AMBAC Indemnity Corp.

AMT  - Alternative Minimum Tax

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

FHA  - Federal Housing Administration

FSA  - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

LOC  - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corp.

Radian - Radian Asset Assurance

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:

SHORT CONTRACTS:

                                                                  UNREALIZED
                                                                APPRECIATION/
                                                    CONTRACTS    DEPRECIATION
                                                    ---------   -------------
U.S. Treasury Notes 10-Year Futures September 06
(Current Notional Value of $106,031 per contract)      113        $(136,431)
                                                       ===        =========

SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:
INTEREST RATE SWAPS

                                                              PAY/
                                                            RECEIVE                         NOTIONAL     UNREALIZED
                                                            FLOATING   FIXED   EXPIRATION    AMOUNT    APPRECIATION/
       COUNTERPARTY               FLOATING RATE INDEX         RATE      RATE      DATE        (000)     DEPRECIATION
       ------------          ----------------------------   --------   -----   ----------   --------   -------------
JP Morgan Chase Bank, N.A.   USD-BMA Municipal Swap Index   Receive    4.480%     9/28/26    $  740      $ (16,681)
JP Morgan Chase Bank, N.A.   USD-BMA Municipal Swap Index   Receive    4.249      9/28/16     3,440        (57,626)
JP Morgan Chase Bank, N.A.   USD-BMA Municipal Swap Index   Receive    4.474      10/3/26     1,840        (39,861)
                                                                                                         ---------
                                                                                                         $(114,168)
                                                                                                         =========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Ohio Quality Municipal Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006